Summary of Stock Option Plans and Changes (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 16, 2012	Sep. 30, 2013	Dec. 31, 2012
Number of options
Balances at beginning of period, Number of shares		200,000
Granted, Number of shares	200,000
Exercised, Number of shares
Forfeited, Number of shares
Balances at End of period, Number of shares		200,000	200,000
Exercisable, September 30, 2013		200,000
Weighted Average Exercise Price (per share)
Options outstanding at beginning of period		$ 3.05
Granted	$ 3.05
Exercised
Forfeited
Options outstanding end of period		$ 3.05	$ 3.05
Exercisable, Weighted average exercise price		$ 3.05
Weighted Average Remaining Contractual Life
Options outstanding at end of period		3 years 6 months	4 years 2 months 12 days
Options exercisable at end of period		3 years 6 months
Intrinsic Value
Options outstanding at end of period
Options exercisable at end of period